INCOME TAXES - Components of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income (loss) before income taxes:
Domestic	$ 19,609	$ 9,939
Foreign	3,150	(7,153)
Total	$ 22,759	$ 2,786